Credit from Banks and Others (Information on Material Loans and Debentures) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Debentures Series F [Member] | May 2018, December 2020 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 693
Carrying amount	$ 713
Interest rate	6.38%
Principal repayment date	May 2038
Debentures Series G [Member] | January/May 2020 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 766
Carrying amount	$ 193
Interest rate	2.40%
Principal repayment date	2022- 2034
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 275
Carrying amount	$ 46
Interest rate	5.31%
Principal repayment date	January 2026
Sustainability linked loan (SLL) [Member] | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 250
Carrying amount	$ 260
Interest rate	0.80%
Principal repayment date	September 2026
Loan European Bank Member | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 25
Carrying amount	$ 26
Interest rate	0.95%
Principal repayment date	June 2025